OFFTAKE OBLIGATION - Changes during the period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and Finance Expense
Beginning balance	$ 554,296	$ 666,492
Settlement of offtake obligation	(3,068)	(4,423)
Adjustments for fair value losses (gains)	15,415	17,113
Ending balance	463,920	554,296
Offtake obligation
Interest and Finance Expense
Beginning balance	70,069	78,085
Settlement of offtake obligation	(3,068)	(4,423)
Adjustments for fair value losses (gains)	15,415	(3,593)
Offtake obligation repurchase payments	$ (82,416)
Ending balance		$ 70,069